Employee share schemes - Number and weighted exercise price of share options (Details) - GBP (£)	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value at measurement date, share options granted	£ 0.93	£ 0.89